FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 291,018	$ 42,194	¥ 182,551	¥ 117,320
Prepaid and other current assets	472,830	68,554	62,255
TOTAL ASSETS	3,020,870	437,986	971,432
Current Liabilities
Accrued expenses and other current liabilities	572,135	82,953	118,808
TOTAL LIABILITIES	1,779,367	257,985	945,683
Equity
Additional paid-in capital	870,562	126,220	840,580
(Accumulated deficit) retained earnings	384,896	55,805	(794,762)
Accumulated other comprehensive loss	(3,112)	(452)	(17,954)
Total Jiayin Group shareholder's equity	1,243,084	180,230	27,864
TOTAL LIABILITIES AND EQUITY	3,020,870	437,986	971,432
Parent Company
Current assets
Cash and cash equivalents	8,567	1,242	7,861
Amounts due from subsidiaries and VIEs	167,571	24,296	173,310
Prepaid and other current assets	3,248	471	2,838
Total current assets	179,386	26,009	184,009
Investments in subsidiaries and VIEs	1,087,634	157,692	(155,566)
TOTAL ASSETS	1,267,020	183,701	28,443
Current Liabilities
Amounts due to subsidiaries and VIEs	13,458	1,951	0
Accrued expenses and other current liabilities	10,478	1,520	579
TOTAL LIABILITIES	23,936	3,471	579
Equity
Ordinary shares	0	0	0
Treasury stock	(9,262)	(1,343)	0
Additional paid-in capital	870,562	126,220	840,580
(Accumulated deficit) retained earnings	384,896	55,805	(794,762)
Accumulated other comprehensive loss	(3,112)	(452)	(17,954)
Total Jiayin Group shareholder's equity	1,243,084	180,230	27,864
TOTAL LIABILITIES AND EQUITY	¥ 1,267,020	$ 183,701	¥ 28,443